NET GAIN PER COMMON SHARE (Details) - USD ($)	3 Months Ended					9 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2021	Dec. 31, 2020
PER-SHARE INFORMATION
Numerator: Net increase in net assets resulting from operations	$ 412,111	$ 1,745,042							$ 2,831,050	$ 2,213,570
Denominator: Weighted-average number of common shares outstanding, basic	10,790,413	10,785,913							10,789,294	10,869,054
Weighted-average number of common shares outstanding - diluted	10,790,413	10,785,913	11,067,402	11,067,402	11,863,392	11,067,402	11,067,402	11,863,392	10,789,294	10,869,054
Basic net gain per common share	$ 0.04	$ 0.16							$ 0.26	$ 0.20
Diluted net gain per common share	$ 0.04	$ 0.16							$ 0.26	$ 0.20